Taxes on Income (Details) - Schedule of Taxes on Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Taxes on Income [Abstract]
Current	$ 17,257	$ 22,912	$ 11,866
Deferred	(3,006)	(10,293)	(1,902)
Total	14,251	12,619	9,964
Domestic (Israel)	5,367	4,194	9,086
Foreign	$ 8,884	$ 8,425	$ 878